PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT

Property and equipment consist of the following as of June 30:

	2026	2025

Office equipment at cost	$31,312	$25,078
Less: Accumulated depreciation	(27,397)	(25,078)

Total property, plant, and equipment	$3,915	$-